NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The summary of significant accounting policies of Perko Worldwide Corp. is presented to assist in the understanding of the Company’s financial statements. The financial statements and notes are representations of the Company’s management, who is responsible for their integrity and objectivity.

Organization

Perko Worldwide Corp. was incorporated in Delaware on July 3, 2003. Perko Worldwide Corporation is working to create the most revolutionary development in logistics, cargo shipping, and international travel in decades and is looking to truly change the way business moves freight around the world. As of April 30, 2013, operations have not commenced.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain amounts and disclosures. Accordingly, actual results could differ from those estimates.

Fair Value

The financial position of the Company at April 30, 2013 includes certain financial instruments that may have a fair value that is different from the value currently reflected in the financial statements. In reviewing the financial instruments of the Company, certain assumptions and methods were used to determine the fair value of each category of financial instruments for which it is practicable to estimate that value.

Intangibles

The Company accounts for intangible assets in accordance with generally accepted accounting principles. Under generally accepted accounting principles, intangible assets with estimable useful lives are amortized over their respective estimated useful life and periodically tested for impairment. Patents are being amortized over 20 years under the straight-line method, the term of protection available which gives the Company exclusive rights to use the intellectual property for a minimum of twenty years.

Income taxes

The Company accounts for income taxes in accordance with generally accepted accounting principles, which requires the use of the liability method of accounting for income taxes. Accordingly, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax bases of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. Current income taxes are based on the year’s income taxable for Federal and state income tax reporting purposes.

For the period ended April 30, 2013, no income has been generated. Therefore, no provision for income taxes has been made.

Uncertain Tax Positions

Management has determined that the Company does not have any uncertain tax positions and associated unrecognized benefits that materially impact the financial statements or related disclosures.